Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2018
Share buy back	$ (1)	$ 1,133	[1]
Payments for entity's shares	208	988		$ 988
Retained earnings
Share buy back	$ 1	$ 1,133	[1]

[1]	Total amount of US$1,133 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$988 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2019 and 31 December 2018 to cover the share buy-back programme.